FINANCIAL INSTRUMENTS (Schedule of fair value measurements of financial liabilities) (Details) - Earn out shares [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	$ 27,824	$ 84,871	$ 108,233
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	$ 27,824	$ 84,871	$ 108,233